1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

SHAYNA GILMORE shayna.gilmore@dechert.com +1 202 261 3362 Direct +1 202 261 3091 Fax

February 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:       HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), we hereby certify on behalf of the Registrant that: (i) the form of Prospectus and Statement of Additional Information for the HSBC Emerging Markets Debt Fund, HSBC Global High Yield Bond Fund, and HSBC Global High Income Bond Fund that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 230, which was filed on January 31, 2019 and (ii) the text of Post-Effective Amendment No. 230 was filed electronically on January 31, 2019.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3362.

Very truly yours,

/s/ Shayna Gilmore

Shayna Gilmore